Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service Cost			$ 2,680	$ 2,250
Interest Cost			655	$ 444
Successor [Member]
Service Cost		$ 1,412	2,680
Interest Cost		282	655
Actuarial (gain) / loss		896	2,031
Other		(416)
Total net periodic benefit cost		$ 2,174	$ 5,366
Predecessor [Member] | NPS Holdings Limited [Member]
Service Cost	$ 866				$ 1,964
Interest Cost	168				403
Actuarial (gain) / loss	375				811
Other
Total net periodic benefit cost	$ 1,409				$ 3,178